Consolidated statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	[1]	Jun. 30, 2022
Net remeasurement of post-employment benefit plans
Group		$ (76)	$ (771)		$ 820	[1]
Associates and joint ventures		1	16		6	[1]
Non-controlling interests		0	0		(1)	[1]
Tax on post-employment benefit plans		14	193		(164)	[1]
Changes in the fair value of equity investments at fair value through other comprehensive income		(1)	(5)		(15)	[1]
Items that will not be recycled subsequently to the income statement		(62)	(567)		646	[1]
Exchange differences on translation of foreign operations
Group		(516)	(906)		756	[1]
Associates and joint ventures		(64)	132		(570)	[1]
Non-controlling interests		(21)	(100)		(83)	[1]
Net investment hedges		(70)	499		(829)	[1]
Exchange loss recycled to the income statement
On disposal of foreign operations		26	15		143	[1]
On step acquisitions		0	2		0	[1]
Tax on exchange differences – group		11	2		(21)	[1]
Effective portion of changes in fair value of cash flow hedges
Hedge of foreign currency debt of the group		(58)	7		309	[1]
Transaction exposure hedging of the group		61	328		(230)	[1]
Hedges by associates and joint ventures		(3)	29		(20)	[1]
Commodity price risk hedging of the group		13	(67)		104	[1]
Recycled to income statement – hedge of foreign currency debt of the group		152	65		(319)	[1]
Recycled to income statement – transaction exposure hedging of the group		(266)	(16)		57	[1]
Recycled to income statement – commodity price risk hedging of the group		9	(39)		(61)	[1]
Cost of hedging		(51)	0		0	[1]
Recycled to income statement – cost of hedging		(27)	0		0	[1]
Tax on effective portion of changes in fair value of cash flow hedges		16	(46)		42	[1]
Hyperinflation adjustments		503	229		431	[1]
Tax on hyperinflation adjustments	[2]	(138)	(49)		(87)	[1]
Items that may be recycled subsequently to the income statement		(423)	85		(378)	[1]
Other comprehensive income/(loss)		(485)	(482)		268	[1]
Profit for the year		4,166	4,479	[3]	4,410	[3],[4]
Total comprehensive income/(loss) for the year		3,681	3,997		4,678	[1]
Attributable to:
Equity shareholders of the parent company		3,404	4,063		4,632	[1]
Non-controlling interests		$ 277	$ (66)		$ 46	[1]

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(2) Tax on hyperinflation adjustments $(111) million and tax rate change on hyperinflation adjustments $(27) million.
[3]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[4]	(1) See pages 238-240 for an explanation under Accounting information and policies.